CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Additional Paid-in Capital [Member]
Business Combinations, including the PIPE investment (net of issuance costs)	$ 195,300
Trust proceeds (net of redemptions)	37,400
P3 Llc
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	80,301
P3 Llc | Additional Paid-in Capital [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 80,300